Shareholders' Equity - Additional information (Detail)						3 Months Ended		12 Months Ended
	Jun. 15, 2021 USD ($) $ / shares shares	Jun. 10, 2021 $ / shares shares	Apr. 16, 2021 USD ($)	Apr. 09, 2021 USD ($)	Oct. 02, 2019 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Dividends, Common Stock, declared | $				$ 50,000,000.0
Dividends, Common Stock, paid | $			$ 50,000,000.0		$ 12,000,000.0		$ 50,000,000	$ 135,000,000
Preferred stock, shares authorized		250,000,000
Preferred stock, par or stated value per share | $ / shares		$ 0.01
Common stock, shares authorized								100,000,000	100,000,000
Common stock, par or stated value per share | $ / shares								$ 0.01	$ 0.01
Common Stock, Shares, Issued								91,737,020	91,737,020
Common Stock, Shares, Outstanding								91,737,020	91,737,020
Bidco [Member]
Class of Stock [Line Items]
Dividends, Common Stock, paid | $					$ 135,000,000.0
Amended And Restated Its Certificate Of Incorporation [Member]
Class of Stock [Line Items]
Forward stock split ratio		10
Phantom Share Units (PSUs) [Member] | Forecast [Member]
Class of Stock [Line Items]
Payments for vested phantom shares | $						$ 127,500,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized		2,500,000,000					2,500,000,000
Common stock, par or stated value per share | $ / shares		$ 0.01					$ 0.01		$ 0.01
Common stock, vote per share		one
Issuance on Class A Common stock in the initial public offering primary offering, net of offering costs, shares							5,553,154
Share price | $ / shares	$ 23
Proceeds from issuance, net of underwriters' fees | $	$ 120,700,000
Common Stock, Shares, Issued							15,180,000		0
Common Stock, Shares, Outstanding							15,180,000		0
Common Class A [Member] | Primary Offering [Member]
Class of Stock [Line Items]
Issuance on Class A Common stock in the initial public offering primary offering, net of offering costs, shares	5,553,154
Common Class A [Member] | Secondary Offering [Member]
Class of Stock [Line Items]
Issuance on Class A Common stock in the initial public offering primary offering, net of offering costs, shares	9,626,846
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized		250,000,000
Common stock, par or stated value per share | $ / shares		$ 0.01
Common stock conversion basis		ten votes per share and is convertible into one share
Common Class B [Member] | Maximum [Member]
Class of Stock [Line Items]
Common stock, conversion of terms		7 years